EMPLOYEE BENEFIT PLANS, Reconciliation of Funded Status (Details) - USD ($) $ in Thousands	Mar. 31, 2020	Oct. 31, 2019	Mar. 31, 2019	Mar. 31, 2018
EMPLOYEE BENEFIT PLANS [Abstract]
Accumulated benefit obligation (ABO)	$ 494,992	$ 528,858	$ 504,076
Projected benefit obligation (PBO)	494,992	528,858	504,076	$ 545,128
Fair value of assets	(477,137)	(495,343)	(478,350)	$ (508,375)
Net recognized pension liability	17,855	33,515	25,726
Amounts recognized in accumulated other comprehensive loss	$ (6,389)	$ 0	$ 219,232